July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 73.4%
iShares Developed Real Estate Index Fund, Class K	117,396	$ 1,060,087
iShares ESG Aware MSCI EAFE ETF(b)	42,814	4,482,626
iShares ESG Aware MSCI EM ETF(b)	47,106	2,426,901
iShares ESG Aware MSCI USA ETF	74,828	12,245,602
iShares ESG Aware MSCI USA Small-Cap ETF(b)	25,174	1,352,347
iShares MSCI Canada ETF(b)	10,815	642,303
iShares MSCI EAFE Small-Cap ETF(b)	9,116	764,832
iShares MSCI Emerging Markets Small-Cap ETF	4,810	335,353
		23,310,051
Fixed-Income Funds — 26.3%
iShares ESG Aware U.S. Aggregate Bond ETF	144,531	6,742,371
iShares TIPS Bond ETF	14,835	1,596,691
		8,339,062
Money Market Funds — 28.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	9,046,873	9,049,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)	65,959	65,959
		9,115,546
Total Investments — 128.4% (Cost: $34,990,994)		40,764,659
Liabilities in Excess of Other Assets — (28.4)%		(9,023,804)
Net Assets — 100.0%		$ 31,740,855

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,673,145	$ 4,380,370 (a)	$ —	$ (4,538)	$ 610	$ 9,049,587	9,046,873	$ 14,989 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	53,228	12,731 (a)	—	—	—	65,959	65,959	2,350	—
iShares Developed Real Estate Index Fund, Class K	887,321	240,119	(141,223)	2,929	70,941	1,060,087	117,396	39,197	19,478
iShares ESG Aware MSCI EAFE ETF	3,871,720	988,906	(822,425)	18,903	425,522	4,482,626	42,814	144,128	—
iShares ESG Aware MSCI EM ETF	1,875,461	583,914	(338,955)	29,060	277,421	2,426,901	47,106	48,253	—
iShares ESG Aware MSCI USA ETF	10,062,095	2,271,774	(1,072,066)	11,278	972,521	12,245,602	74,828	81,533	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,195,949	192,575	(254,644)	9,811	208,656	1,352,347	25,174	9,154	—
iShares ESG Aware U.S. Aggregate Bond ETF	5,074,558	2,131,707	(268,571)	(2,516)	(192,807)	6,742,371	144,531	167,012	—
iShares MSCI Canada ETF	508,466	86,987	(40,881)	1,642	86,089	642,303	10,815	7,603	—
iShares MSCI EAFE Small-Cap ETF	633,153	137,716	(70,242)	2,474	61,731	764,832	9,116	22,588	—
iShares MSCI Emerging Markets Small-Cap ETF	296,198	58,700	(20,767)	650	572	335,353	4,810	9,461	—
iShares TIPS Bond ETF	1,240,105	447,374	(39,473)	(76)	(51,239)	1,596,691	14,835	50,731	—
				$ 69,617	$ 1,860,017	$ 40,764,659		$ 596,999	$ 19,478

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 23,310,051	$ —	$ —	$ 23,310,051
Fixed-Income Funds	8,339,062	—	—	8,339,062
Money Market Funds	9,115,546	—	—	9,115,546
	$40,764,659	$—	$—	$40,764,659

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments